Income Taxes - Summary of Income Tax (Provision) Benefit Consisted (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal					$ (8,080)	$ (2,077)
State					(297)	(159)
Foreign					(2,432)	(1,363)
Total					(10,809)	(3,599)
Deferred:
Federal					1,893	2,790
State					117	983
Foreign					1,747	(32)
Total					3,757	3,741
Income tax (provision) benefit	$ (4,230)	$ 2,907	$ (7,870)	$ (6,702)	$ (7,052)	$ 142